Share capital and earnings/(loss) per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Share capital and earnings/(loss) per share	Share capital and earnings/(loss) per share
8.1    Share capital
The share capital of the Company as of December 31, 2020 is CHF 20 million, which is comprised of 499.7 million common shares, nominal value of CHF 0.04 per share.
On November 10, 2020 and November 19, 2019, the Company's Board of Directors approved increases of CHF 320,000 and CHF 120,000, respectively, out of the Company’s authorized share capital through the issuance of 8.0 million and 3.0 million additional registered shares, respectively, nominal value CHF 0.04 per share, to fulfill the future vesting of existing and future equity-based awards. These additional shares were issued as treasury shares as part of the Company's authorized share capital according to the authority granted by the shareholders at the Company’s Annual General Meeting held on January 29, 2019 and reflected in the Company’s Articles of Incorporation as amended. While the transactions increased the number of shares available for issuance under the Company’s equity-based compensation plans, there was no immediate impact on the number of shares outstanding or earnings per share calculations at the time of the transactions. The number of shares outstanding and earnings per share calculations will be impacted as shares are delivered to plan participants over the course of the next several years.
During the year ended December 31, 2020, 0.9 million shares were delivered for awards vesting under the Company's equity incentive programs. At December 31, 2020, the Company had 489.2 million outstanding common shares and 10.5 million shares held in the Company's treasury share accounts. All of the Company's 10.5 million shares held in treasury may only be used to fulfill the future vesting of existing and future equity-based awards.
On April 9, 2019, the date of the Spin-off, 488.2 million shares of the Company's common stock were distributed to Novartis shareholders and Novartis ADR holders. The shares were distributed from the Company's existing share capital of 488.7 million shares. Subsequent to the Spin-off, 0.1 million shares were delivered for awards vesting under the Company's equity incentive programs during the year ended December 31, 2019. At December 31, 2019, the Company had 488.3 million outstanding common shares and 3.4 million shares held in the Company's treasury share accounts.
No dividends were declared or paid from April 9, 2019 through December 31, 2020.
8.2    Earnings/(loss) per share
Basic earnings/(loss) per share is computed by dividing net (loss)/income for the period by the weighted average number of common shares outstanding during the period. For the years ended December 31, 2020 and 2019, the weighted average number of shares outstanding was 489.0 million and 488.2 million shares, respectively. For periods prior to the Spin-off, the denominator for basic loss per share uses the number of shares distributed on the date of the Spin-off.
The only potentially dilutive securities are the outstanding unvested equity-based awards under the Company's equity-based incentive plans, as described in Note 24 to these Consolidated Financial Statements. Except when the effect would be anti-dilutive, the calculation of diluted earnings per common share includes the weighted average net impact of unvested equity-based awards. For the years ended December 31, 2020 and 2019, 2.8 million and 1.9 million unvested equity-based awards, respectively, have been excluded from the calculation of diluted loss per share as their effect would be anti-dilutive. For periods prior to the Spin-off, the denominator for diluted loss per share uses the number of shares distributed on the date of the Spin-off.
The average market value of the Company's shares for the purposes of calculating the potentially dilutive effects of unvested equity-based awards was based on quoted market prices for the period that the unvested awards were outstanding.